CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 0	$ 0
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares issued	1,500,000,000	1,500,000,000
Ordinary shares, shares authorized	77,038,662	77,038,662
Ordinary shares, shares outstanding	76,904,662	76,904,662
Preferred shares, shares outstanding	81,666,668
Treasury shares, shares	134,000	134,000
Preferred A Shares [Member]
Preferred shares, par value per share	$ 0.01	$ 0.01
Preferred shares, shares authorized	225,000,000	225,000,000
Preferred shares, shares issued	81,666,668	81,666,668
Preferred shares, shares outstanding	81,666,668	81,666,668
Preferred shares, aggregate liquidation preference	$ 2,450	$ 2,450
Preferred B Shares [Member]
Preferred shares, par value per share	$ 0.01	$ 0.01
Preferred shares, shares authorized	150,000,000	150,000,000
Preferred shares, shares issued	0	0